Product Warranty (Details) - Schedule of movement of product warranty - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of movement of product warranty [Abstract]
Balance at beginning of the year			$ 19,356	$ 18,416	$ 18,416	$ 16,565
Provided during the year	$ 8,148	$ 842	9,057	951	3,477	3,501
Utilized during the year	1,710	$ 783	2,870	$ 2,009	(2,537)	(1,650)
Balance at end of the year					19,356	18,416
Product warranty – current	10,299		10,299		4,296	3,723
Product warranty – non-current	$ 15,244		$ 15,244		$ 15,060	$ 14,693